Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments
Summary of fair values of financial instruments

		As of December 31, 2018		As of December 31, 2019
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
Financial assets
Debt securities*	AC	1,929	1,931	3,825	3,913
Debt securities*	FVOCI	—	—	1,294	1,294
Long-term loans	AC	159	159	249	249
Long-term loans	FVPL	71	71	16	16
Total financial assets		2,159	2,161	5,384	5,472

* Starting mid year 2019 the Group has two portfolios of debt securities with different business model whose objectives is to hold securities in order to collect contractual cash flows and both collecting contractual cash flows and selling.

Summary of fair value measurement hierarchy of financial instruments

			Fair value measurement using
			Quoted prices	Significant	Significant
			in active	observable	unobservable
			markets	inputs	inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2019	16	—	—	16
Assets accounted at fair value through other comprehensive income
Debt securities	December 31, 2019	1,294	1,294	—	—
Assets for which fair values are disclosed
Debt securities	December 31, 2019	3,913	3,913	—	—
Long-term loans	December 31, 2019	249	—	—	249
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2018	71	—	—	71
Assets for which fair values are disclosed
Debt securities	December 31, 2018	1,931	1,931	—	—
Long-term loans	December 31, 2018	159	—	—	159